Trade and Other payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Trade And Other Payables And Other Current Liabilities [Abstract]
TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES
11.	TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2019
Trade accounts payable – third parties	$1,366,482	$1,400,504
Accrued salaries and bonus	140,321	29,386
Accrued customer claims, cash loss and shortage**	33,608	36,048
Trade and other payables	$1,540,411	$1,465,938

Output VAT	$114,877	$100,710
Accrued Expenses	375,815	931,457
Payroll Payable	560,051	624,453
Other Payables	198,363	238,493
Other current liabilities	$1,249,106	$1,895,113

**	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $14,600 and $10,000 respectively.